UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2686
                                   ------------


                           AXP TAX-EXEMPT SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   08/31/04
                         --------------

Item 1.  Schedule of Investments.

                               PORTFOLIO HOLDINGS
                                       FOR
                       AXP(R) INTERMEDIATE TAX-EXEMPT FUND
                               AS OF AUG. 31, 2004

Investments in Securities

AXP Intermediate Tax-Exempt Fund

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (98.4%)
Name of                  Coupon             Principal              Value(a)
issuer and                rate               amount
title of issue (b,c)

Alabama (1.3%)

Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%            $2,000,000            $2,210,400

Alaska (0.6%)

North Slope Borough
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1995A
  (MBIA)
   06-30-06               5.00              1,000,000(f)            965,730

Arizona (2.8%)

Arizona School Facilities Board
  Revenue Bonds
  School Improvement
  Series 2002
   07-01-10               5.50              2,000,000             2,276,700
Arizona School Facilities Board
  Revenue Bonds
  State School Trust
  Series 2004A (AMBAC)
   07-01-18               5.75              2,000,000             2,329,040
Total                                                             4,605,740

Arkansas (1.8%)

Little Rock School District
  Limited General Obligation Refunding Bonds
  Series 2000B (FSA)
   02-01-20               5.50              2,695,000             2,945,419

California (13.4%)

Alameda Corridor Transportation Authority
  Revenue Bonds
  Senior Lien Series 1999A (MBIA)
   10-01-18               5.13              2,000,000             2,143,920
California State Department of Water Resources
  Revenue Bonds
  Water Systems Series 2002X
  (FGIC)
   12-01-17               5.50              2,000,000             2,332,721
California State Public Works Board
  Revenue Bonds
  Department of Corrections
  Series 1996A (AMBAC)
   01-01-17               5.50              2,000,000             2,138,700
Moreland School District
  Unlimited General Obligation
  Refunding Bonds Series 2002 (FGIC)
   09-01-19               5.13              1,100,000             1,185,305
State of California
  Unlimited General Obligation Bonds
  Series 1992
   09-01-06               6.30              2,000,000             2,174,300
State of California
  Unlimited General Obligation Bonds
  Series 2000
   05-01-19               5.63              1,665,000             1,837,810
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-11               5.50              1,000,000             1,128,810
State of California
  Unlimited General Obligation Bonds
  Series 2003
   11-01-16               5.25              2,000,000             2,205,320
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25              2,000,000             2,234,240
   07-01-14               5.25              2,000,000             2,263,200
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00              2,000,000(e)          2,188,260
Total                                                            21,832,586

Colorado (2.0%)

Denver City & County
  Unlimited General Obligation Bonds
  Series 1999B
   08-01-07               5.63              1,000,000             1,093,970
Denver City & County School District #1
  Unlimited General Obligation Bonds
  Series 1999 (FGIC)
   12-01-15               5.38              2,000,000             2,223,840
Total                                                             3,317,810

Florida (5.7%)

Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
   05-01-09               6.20                375,000               391,268
Florida Municipal Power Agency
  Refunding Revenue Bonds
  Stanton Series 2002 (FSA)
   10-01-15               5.50              1,500,000             1,695,179
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07               6.13                150,000               154,028
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10               6.35                430,000               449,651

See accompanying notes to investments in securities.

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1 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon             Principal              Value(a)
issuer and                rate               amount
title of issue (b,c)

Florida (cont.)

Heritage Harbor Community Development District
  Special Assessment Bonds
  Series 1997B
   05-01-06               6.00%              $400,000              $401,904
Heritage Palms Community Development District
  Revenue Bonds
  Series 1998
   11-01-06               5.40                755,000               760,134
Orange County
  Revenue Bonds
  Series 2000 (AMBAC)
   10-01-06               5.00              1,000,000             1,064,329
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08               6.25                380,000               393,498
Sterling Hill Community Development District
  Special Assessment Bonds
  Series 2003B
   11-01-10               5.50              1,000,000             1,011,490
Sumter Landing Community Development District
  Special Assessment Bonds
  Series 2003
   05-01-13               6.25              1,000,000             1,035,280
Village Center Community Development District
  Recreational Revenue Bonds
  Series 2003B
   01-01-18               6.35              1,000,000             1,054,300
Village Community Development District #5
  Special Assessment Bonds
  Series 2002B
   05-01-07               5.40                645,000               655,643
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08               5.90                195,000               197,486
Total                                                             9,264,190

Georgia (2.1%)

State of Georgia
  Unlimited General Obligation Bonds
  Series 1995
   09-01-07               6.00              1,100,000             1,224,894
State of Georgia
  Unlimited General Obligation Bonds
  Series 2002D
   08-01-10               5.25              2,000,000             2,253,400
Total                                                             3,478,294

Hawaii (0.7%)

State of Hawaii
  Unlimited General Obligation Bonds
  Series 1993CA (FSA)
   01-01-07               5.75              1,000,000             1,085,080

Illinois (2.6%)

City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25              1,000,000             1,095,210
County of Cook
  Unlimited General Obligation
  Pre-refunded Bonds
  Capital Improvement Series 1999A
  (FGIC)
   11-15-17               5.25              2,000,000             2,262,160
Lake County Community High School District #117
  Unlimited General Obligation Bonds
  Capital Appreciation Zero Coupon
  Series 2000B (FGIC)
   12-01-08               5.13              1,000,000(f)            880,760
Total                                                             4,238,130

Indiana (1.3%)

Indiana Municipal Power Agency
  Revenue Bonds
  Series 2003B (MBIA)
   01-01-11               5.00              2,000,000             2,192,540

Louisiana (3.9%)

Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   11-01-12               5.00              1,000,000             1,107,390
State of Louisiana
  Revenue Bonds
  Series 2002A (AMBAC)
   06-01-17               5.38              2,750,000             3,052,170
State of Louisiana
  Unlimited General Obligation Bonds
  Series 1998B (FSA)
   04-15-10               5.25              2,000,000             2,192,700
Total                                                             6,352,260

Maryland (0.7%)

State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Loan
  2nd Series 2001
   07-15-08               5.25              1,000,000             1,108,130

Massachusetts (2.7%)

City of Boston
  Refunding Revenue Bonds
  Boston City Hospital Series 2002
  (MBIA)
   08-01-18               5.00              2,000,000             2,124,940
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Series 2002C (FGIC)
   11-01-14               5.50              2,000,000             2,318,380
Total                                                             4,443,320

Michigan (1.5%)

Livingston Developmental Agency Academy
  Certificates of Participation
  Series 1999
   05-01-05               5.70                 50,000                50,160
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Series 2002A
  (MBIA)
   01-01-10               5.25              2,000,000             2,226,839
Summit Academy
  Certificates of Participation
  Series 1998
   09-01-04               5.70                135,000               135,000
Summit Academy
  Certificates of Participation
  Series 1999 Escrowed to Maturity
   09-01-04               5.70                 70,000                70,008
Total                                                             2,482,007

Minnesota (3.4%)

Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
   02-01-14               5.75              2,000,000             2,281,700
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-14               5.25              1,000,000             1,130,140
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-17               5.50              2,000,000             2,228,140
Total                                                             5,639,980

Missouri (1.7%)

Springfield School District #R12
  Unlimited General Obligation Refunding
  Bonds Missouri Direct Deposit
  Series 2002B (FSA)
   03-01-10               5.00              2,500,000             2,763,100

Nevada (1.6%)

City of Las Vegas
  Special Assessment Bonds
  Improvement District #808 Summerlin
  Series 2001
   06-01-06               5.40                500,000               507,950
Clark County School District
  Limited General Obligation Refunding Bonds
  Series 2000B (FGIC)
   06-15-08               5.50              1,000,000             1,109,910
Director of the State of Nevada Department of
  Business & Industry
  Revenue Bonds
  Capital Appreciation Las Vegas Monorail
  Zero Coupon Series 2000
  (AMBAC)
   01-01-07               5.01              1,000,000(f)            942,290
Total                                                             2,560,150

See accompanying notes to investments in securities.

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2 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of issue (b,c)

New Jersey (2.7%)

Casino Reinvestment Development Authority
  Revenue Bonds
  Series 1997A (FSA)
   10-01-12               5.25%            $2,000,000            $2,159,440
New Jersey State Highway Authority
  Refunding Revenue Bonds
  Series 2001 Escrowed to Maturity
  (FGIC)
   01-01-08               5.00              1,005,000             1,093,440
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation Systems Series 2001C
   12-15-07               5.38              1,000,000             1,093,680
Total                                                             4,346,560

New York (7.1%)

City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50              2,000,000             2,187,540
City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
   08-15-21               5.00              2,000,000             2,063,980
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   07-01-13               5.50              2,250,000             2,599,223
New York State Thruway Authority
  Revenue Bonds
  Series 1997A (AMBAC)
   04-01-14               5.25              1,000,000             1,088,820
New York State Thruway Authority
  Revenue Bonds
  Series 2001B (MBIA)
   04-01-07               5.00              1,000,000             1,073,950
New York State Urban Development
  Revenue Bonds
  Series 2002C
   01-01-11               5.00              2,375,000             2,597,965
Total                                                            11,611,478

North Carolina (5.9%)

City of Charlotte
  Unlimited General Obligation
  Refunding Bonds Series 1998
   02-01-16               5.25              2,000,000             2,181,640
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-06               6.00              1,000,000             1,046,190
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-10               5.50              1,000,000             1,093,110
North Carolina Municipal Power Agency
  #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12               5.50              1,000,000             1,101,160
State of North Carolina
  Unlimited General Obligation Bonds
  Highway
  Series 1997A
   05-01-12               5.00              2,000,000             2,136,320
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvement Series 1999A
   03-01-15               5.25              2,000,000             2,186,640
Total                                                             9,745,060

Ohio (3.1%)

City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16               5.25              1,650,000             1,812,443
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-11               5.50              2,000,000             2,201,200
Ohio State Turnpike Commission
  Refunding Revenue Bonds
  Series 2001B (FSA)
   02-15-08               5.00              1,000,000             1,085,930
Total                                                             5,099,573

Oklahoma (0.6%)

Oklahoma State Capital Improvement Authority
  Revenue Bonds
  Series 2000 (MBIA)
   06-01-06               5.00              1,000,000             1,056,460

Pennsylvania (1.3%)

Commonwealth of Pennsylvania
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-08               5.00              2,000,000             2,172,040

South Carolina (3.1%)

Columbia South Carolina
  Certificates of Participation
  Tourism Development Fee Pledge
  Series 2003 (AMBAC)
   06-01-12               5.00              1,735,000             1,941,673
South Carolina State Public Service Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   01-01-20               5.00              2,000,000             2,121,980
State of South Carolina
  Unlimited General Obligation Bonds
  State School Facilities
  Series 2001A
   01-01-07               5.00              1,000,000             1,070,240
Total                                                             5,133,893

Tennessee (1.3%)

City of Memphis
  Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-18               5.25              2,000,000             2,144,120

Texas (12.4%)

Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19               5.00              2,000,000             2,123,440
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-13               5.25              2,000,000             2,249,000
Lower Colorado River Authority
  Refunding Revenue Bonds
  Series 1999B (FSA)
   05-15-08               6.00              1,000,000             1,121,410
North Texas Tollway Authority
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   01-01-20               5.00              1,500,000             1,545,750
San Marcos Consolidated Independent School District
  Unlimited General Obligation Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-01-21               5.25              2,000,000             2,166,240
Spring Independent School District
  Unlimited General Obligation Refunding
  Bonds Series 1998
  (Permanent School Fund Guarantee)
   02-15-19               5.25              1,000,000             1,065,770
Texas A & M University
  Refunding Revenue Bonds
  Series 2003B
   05-15-09               5.00              2,000,000             2,194,560
Texas State Public Finance Authority
  Refunding Revenue Bonds
  Capital Appreciation Zero Coupon
  Series 1990 (MBIA)
   02-01-09               3.28              5,000,000(f)          4,359,300
Texas State University Systems
  Refunding Revenue Bonds
  Series 2002 (FSA)
   03-15-16               5.25              2,000,000             2,192,780
University of Texas
  Un-refunded Revenue Bonds
  Series 1996A
   08-15-13               5.10              1,090,000             1,168,273
Total                                                            20,186,523

Utah (1.1%)

Utah Municipal Finance Cooperative
  Tax Allocation Bonds
  Capital Appreciation
  Zero Coupon Series 1990 (FSA)
   03-01-09               2.76              2,000,000(f)          1,730,780

See accompanying notes to investments in securities.

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3 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of issue (b,c)

Virginia (2.1%)

County of Arlington
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001
   02-01-07               4.50%            $1,000,000            $1,060,980
Richmond Metropolitan Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-15-15               5.25              2,125,000             2,422,946
Total                                                             3,483,926

Washington (7.9%)

City of Tacoma
  Refunding Revenue Bonds
  Series 2001B (FSA)
   01-01-07               5.50              1,000,000             1,076,820
   01-01-11               5.50              2,415,000             2,727,767
Energy Northwest
  Refunding Revenue Bonds
  Columbia Generating Series 2003A
  (XLCA)
   07-01-10               5.50              2,000,000             2,256,080
Energy Northwest
  Refunding Revenue Bonds
  Project #3 Series 2002B
  (AMBAC)
   07-01-16               6.00              2,000,000             2,340,140
Energy Northwest Electric
  Refunding Revenue Bonds
  Project #3 Series 2003A
  (MBIA)
   07-01-12               5.50              2,000,000             2,286,880
King County
  Limited General Obligation
  Pre-refunded Bonds
  Escrowed to Maturity
  Series 2002
   12-01-13               5.50                195,000               226,736
King County
  Limited General Obligation
  Un-refunded Bonds
  Series 2002
   12-01-13               5.50              1,805,000             2,071,815
Total                                                            12,986,238

Total municipal bonds

(Cost: $156,390,541)                                           $161,181,517

Municipal notes (0.7%)
Issuer(c,d)             Effective             Amount               Value(a)
                          yield             payable at
                                             maturity
Illinois (0.1%)

Illinois Health Facilities Authority
  Revenue Bonds
  (University of Chicago Hospitals Project)
  V.R. Series 1994 (MBIA) (JP Morgan Chase Bank)
   08-15-26               1.36%              $100,000              $100,000

Montana (0.1%)

City of Forsyth
  Revenue Bonds
  (Pacific Corp Project) V.R.
  Series 1988 (JP Morgan Chase Bank)
   01-01-18               1.40                200,000               200,000

Pennsylvania (0.1%)

Schuylkill County Industrial Development Authority
  Refunding Revenue Bonds
  (Northeastern Power Company)
  V.R. Series 1997B (Dexia Credit Local) A.M.T.
   12-01-22               1.46                100,000               100,000

Texas (0.4%)

Bell County Health Facility Development
  Revenue Bonds
  (Hospital Scott & White) V.R.
  Series 2001 (MBIA)
  (Westdeutsche Landesbank)
   08-15-31               1.35                700,000               700,000

Total municipal notes
(Cost: $1,100,000)                                               $1,100,000

Total investments in securities
(Cost: $157,490,541)(g)                                        $162,281,517

See accompanying notes to investments in securities.

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4 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2004.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

       ACA        --       ACA Financial Guaranty Corporation
       AMBAC      --       American Municipal Bond Association Corporation
       BIG        --       Bond Investors Guarantee
       CGIC       --       Capital Guaranty Insurance Company
       FGIC       --       Financial Guaranty Insurance Company
       FHA        --       Federal Housing Authority
       FNMA       --       Federal National Mortgage Association
       FHLMC      --       Federal Home Loan Mortgage Corporation
       FSA        --       Financial Security Assurance
       GNMA       --       Government National Mortgage Association
       MBIA       --       MBIA Insurance Corporation
       XLCA       --       XL Capital Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

       A.M.T.     --       Alternative Minimum Tax -- As of Aug. 31, 2004, the
                           value of securities subject to alternative minimum
                           tax represented 0.1% of net assets.
       B.A.N.     --       Bond Anticipation Note
       C.P.       --       Commercial Paper
       R.A.N.     --       Revenue Anticipation Note
       T.A.N.     --       Tax Anticipation Note
       T.R.A.N.   --       Tax & Revenue Anticipation Note
       V.R.       --       Variable Rate
       V.R.D.B.   --       Variable Rate Demand Bond
       V.R.D.N.   --       Variable Rate Demand Note

(d) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $157,491,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $4,899,000
       Unrealized depreciation                                       (108,000)
                                                                     --------
       Net unrealized appreciation                                 $7,791,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

                                                             S-6355-80 A (10/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                           AXP(R) TAX-EXEMPT BOND FUND
                               AS OF AUG. 31, 2004

Investments in Securities

AXP Tax-Exempt Bond Fund

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.7%)
Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of issue(c,d)

Alabama (0.3%)

City of Birmingham
  Unlimited General Obligation
  Refunding Warrants Series 2003A
  (AMBAC)
   06-01-12               5.25%            $1,660,000            $1,864,197

Alaska (0.4%)

North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1994B
  (FSA)
   06-30-05               7.15              3,000,000(b)          2,962,770

Arizona (0.9%)

Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23               5.38              2,500,000             2,520,425
Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   07-01-10               5.00              3,740,000             4,149,268
Total                                                             6,669,693

Arkansas (0.3%)

Arkansas Development Finance Authority
  Revenue Bonds
  Mtge Backed Securities Program
  Series 2003A (GNMA/FNMA)
   07-01-34               4.90              2,335,000             2,353,914

California (15.7%)

Alameda Corridor Transportation Authority
  Revenue Bonds
  Senior Lien Series 1999A (MBIA)
   10-01-18               5.13              2,250,000             2,411,910
Antelope Valley Union High School District
  Unlimited General Obligation Bonds
  Series 2002A (MBIA)
   08-01-23               5.00              2,685,000             2,805,288
Boundary County
  Revenue Bonds
  Series 2002 (MBIA)
   08-01-14               5.00              2,200,000             2,417,118
Burbank California Public Financing Authority
  Revenue Bonds
  Golden State Redevelopment
  Series 2003A (AMBAC)
   12-01-20               5.25              3,000,000             3,278,640
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25              2,000,000             2,009,560
California Health Facilities Financing Authority
  Revenue Bonds
  Cedars-Sinai Medical Center
  Series 1997B (MBIA)
   08-01-27               5.13              5,000,000             5,119,900
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
  1st Lien Series 2003A (FGIC)
   07-01-29               5.00              5,000,000             5,093,550
California State Public Works Board
  Refunding Revenue Bonds
  University of California Series 1993A
   06-01-14               5.50              7,275,000             8,188,957
City of Los Angeles
  Unlimited General Obligation Bonds
  Series 2000A (FGIC)
   09-01-18               5.00              2,715,000             2,878,823
Golden State Tobacco Securitization
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28               5.38              3,400,000             3,506,386
   06-01-33               5.50              2,500,000             2,644,250
Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-23               5.00              2,000,000             2,065,860
Long Beach Unified School District
  Unlimited General Obligation Bonds
  Election Series 2003E (FSA)
   08-01-21               5.00              2,055,000             2,159,209
Los Angeles County Public Works Financing Authority
  Revenue Bonds
  Series 1997A
   10-01-16               5.00              2,000,000             2,112,540
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Series 1995
   07-01-14               6.50              5,000,000             5,316,550
Sacramento Municipal Utility District
  Revenue Bonds
  Sacramento Mud Series 2003R (MBIA)
   08-15-23               5.00              3,765,000             3,934,350
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25              5,000,000             5,418,000
Southern California Public Power Authority
  Revenue Bonds
  Magnolia Power Series 2003-1A
  (AMBAC)
   07-01-25               5.00              5,000,000             5,151,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP TAX-EXEMPT BOND FUND   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of issue(c,d)

California (cont.)

State of California
  Unlimited General Obligation Bonds
  Series 2000
   06-01-19               5.50%            $2,500,000            $2,719,575
   10-01-25               5.38              2,500,000             2,613,325
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-31               5.13              2,500,000             2,539,000
State of California
  Unlimited General Obligation Bonds
  Series 2002
   04-01-32               5.25              5,000,000             5,141,500
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-29               5.25              2,500,000             2,573,875
   02-01-32               5.00              2,500,000             2,509,250
   02-01-33               5.25              5,000,000             5,137,300
State of California
  Unlimited General Obligation Bonds
  Series 2004
   04-01-34               5.25              2,000,000             2,061,220
State of California
  Unlimited General Obligation Bonds
  Series 2004A (MBIA)
   07-01-11               5.00              5,000,000             5,567,600
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00              4,000,000             4,376,520
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-23               5.13              2,500,000             2,602,875
State of California
  Unlimited General Obligation
  Un-refunded Bonds
  Series 1999 (MBIA)
   12-01-15               5.75              5,520,000             6,280,049
West Covina Redevelopment Agency
  Special Tax Refunding Bonds
  Fashion Plaza Series 1996
   09-01-17               6.00              5,000,000             5,921,150
Total                                                           116,555,980

Colorado (1.1%)

Colorado Educational & Cultural Facilities Authority
  Refunding & Improvement Revenue Bonds
  Series 2004
   06-01-33               5.00              3,055,000             3,079,104
North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31               7.25              5,000,000             5,080,000
Total                                                             8,159,104

Connecticut (1.2%)

State of Connecticut
  Unlimited General Obligation Bonds
  Series 1992A Escrowed to Maturity
   03-15-06               6.40              8,000,000             8,580,560

Florida (2.4%)

Florida Municipal Loan Council
  Revenue Bonds
  Capital Appreciation Zero Coupon
  Series 2000A (MBIA)
   04-01-20               6.02              4,360,000(b)          2,134,874
Florida State Board of Public Education
  Public Education
  Unlimited General Obligation Bonds
  Series 2000A
   06-01-16               5.50              3,145,000             3,521,048
Orlando & Orange County Expressway Authority
  Revenue Bonds
  Series 2003B (AMBAC)
   07-01-30               5.00             10,000,000            10,158,200
Port St. Lucie
  Revenue Bonds
  Series 2001 (MBIA)
   09-01-31               5.13              2,000,000             2,045,280
Total                                                            17,859,402

Idaho (0.3%)

Idaho Health Facilities Authority
  Revenue Bonds
  Bannock Regional Medical Center
  Series 1995
   05-01-25               6.13              2,250,000             2,304,090

Illinois (8.6%)

Chicago Board of Education
  Unlimited General Obligation Bonds
  Chicago School Reform
  Series 1997A (AMBAC)
   12-01-17               5.40              5,000,000             5,508,100
City of Alton
  Revenue Bonds
  St. Anthony's Health Center Series 1996
   09-01-10               6.00              2,975,000             3,056,604
   09-01-14               6.00              1,765,000             1,775,555
City of Chicago
  Revenue Bonds
  Senior Lien Series 2001 (AMBAC)
   11-01-18               5.50              2,000,000             2,304,660
City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25              3,080,000             3,373,247
Cook & Will Counties Township High School
  District #206
  Unlimited General Obligation Bonds
  Capital Appreciation Zero Coupon
  Series 1992C (AMBAC)
   12-01-10               6.55              2,605,000(b)          2,132,609
Cook County Community Consolidated
  School District #21
  Unlimited General Obligation Bonds
  Capital Appreciation Zero Coupon
  Series 2000 (FSA)
   12-01-19               6.03              3,140,000(b)          1,531,158
Cook County School District #170
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1992C
  Escrowed to Maturity (AMBAC)
   12-01-09               6.50              2,155,000(b)          1,842,482
   12-01-10               6.55              2,155,000(b)          1,764,212
County of Jefferson
  Unlimited General Obligation Bonds
  Jail & Administration Office Center
  Series 2003A (FGIC)
   01-15-24               5.25              2,420,000             2,552,592
Illinois Educational Facilities Authority
  Refunding Revenue Bonds
  Augustana College Series 2003A
   10-01-22               5.63              2,500,000             2,613,075
Illinois Educational Facilities Authority
  Revenue Bonds
  University of Chicago Series 2003A
   07-01-25               5.25              6,770,000             7,122,581
Illinois Finance Authority
  Refunding Revenue Bonds
  Illinois Power Company
  Series 1991A
   07-01-21               7.38             10,000,000            11,193,099
Illinois Finance Authority
  Revenue Bonds
  Zero Coupon Series 1990
  Escrowed to Maturity
   04-15-20               4.92             13,745,000(b)          6,426,887
Kendall-Grundy Counties High School District #18
  Unlimited General Obligation
  Refunding Bonds
  Series 2002A (FSA)
   10-01-08               4.50              2,260,000             2,430,427
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  Capital Appreciation
  Zero Coupon Series 1993A
  Escrowed to Maturity (FGIC)
   06-15-21               6.54              1,870,000(b)            867,381
Metropolitan Pier & Exposition Authority
  Un-refunded Revenue Bonds
  Capital Appreciation
  Zero Coupon Series 1993A (FGIC)
   06-15-10               6.64                240,000(b)            195,396
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2001 (FSA)
   05-01-26               5.25              6,500,000             6,784,570
Total                                                            63,474,635

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP TAX-EXEMPT BOND FUND   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of issue(c,d)

Indiana (0.8%)

Indiana Transportation Finance Authority
  Highway Revenue Bonds
  Series 1990A
   06-01-15               7.25%            $2,210,000            $2,674,653
Seymour
  Refunding Revenue Bonds
  Union Camp Corporation Series 1992
   07-01-12               6.25              2,870,000             3,178,525
Total                                                             5,853,178

Kentucky (0.7%)

County of Jefferson
  Revenue Bonds
  University Medical Center
  Series1997 (MBIA)
   07-01-17               5.50              2,500,000             2,706,725
County of Muhlenberg
  Refunding Revenue Bonds
  Muhlenberg Community Hospital
  Series 1996
   07-01-10               6.75              2,275,000             2,372,871
Total                                                             5,079,596

Louisiana (2.2%)

City of New Orleans
  Unlimited General Obligation
  Refunding Bonds
  Capital Appreciation Zero Coupon
  Series 1991 (AMBAC)
   09-01-12               6.63              6,250,000(b)          4,563,875
Louisiana Public Facilities Authority
  Pre-refunded Revenue Bonds
  Centenary College
  Series 1997
   02-01-17               5.90              1,000,000             1,125,280
New Orleans Home Mortgage Authority
  Special Obligation Refunding Bonds
  Series 1992 Escrowed to Maturity
   01-15-11               6.25              8,900,000            10,318,215
Total                                                            16,007,370

Maine (1.3%)

Maine Municipal Bond Bank
  Refunding Revenue Bonds
  Series 2003A
   11-01-07               5.00              9,000,000             9,762,300

Maryland (1.5%)

Washington Suburban Sanitation District
  Unlimited General Obligation Bonds
  Series 2003
   06-01-08               5.25             10,000,000            11,056,000

Massachusetts (2.0%)

Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              5,000,000             5,145,150
Route 3 North Transit Improvement Association
  Revenue Bonds Series 2000
  (MBIA)
   06-15-17               5.75              7,570,000             8,589,074
Westfield Massachusetts
  Limited General Obligation
  Refunding Bonds
  Series 2003 (MBIA)
   09-01-12               5.00              1,180,000             1,313,210
Total                                                            15,047,434

Michigan (3.6%)

Hudsonville Public Schools
  Unlimited General Obligation
  Refunding Bonds Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27               5.15              2,000,000             2,027,800
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-19               5.25              2,000,000             2,173,340
Michigan Municipal Bond Authority
  Revenue Bonds
  Drinking Water Revolving Fund
  Series 2002
   10-01-22               5.00              4,350,000             4,532,265
Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group Series 2003
   11-01-18               5.50              4,070,000             4,315,665
New Haven Community Schools Unlimited
  General Obligation Bonds Series 2002
   05-01-22               5.25              5,500,000             5,927,790
Summit Academy North
  Public School Academy Certificates
  of Participation Series 2001
   07-01-21               7.13              1,615,000             1,691,745
Wayne State University
  Revenue Bonds
  Series 1999 (FGIC)
   11-15-19               5.25              2,500,000             2,685,650
Wayne Westland Community Schools
  Unlimited General Obligation Bonds
  Series 1998 (FSA)
   05-01-14               5.13              3,000,000             3,187,860
Total                                                            26,542,115

Minnesota (1.1%)

Minneapolis & St. Paul Metropolitan
  Airports Commission Revenue Bonds
  Series 1998A
  (AMBAC)
   01-01-24               5.20              3,000,000             3,102,150
State of Minnesota
  Refunding Unlimited General
  Obligation Bonds
  Series 2003
   08-01-13               4.00              5,000,000             5,230,450
Total                                                             8,332,600

Missouri (0.6%)

Missouri State Health & Educational Facilities Authority
  Revenue Bonds
  Park College Series 1999
   06-01-19               5.88              4,000,000             4,228,040

Montana (0.2%)

State of Montana
  Unlimited General Obligation
  Refunding Bonds
  Long Range Building Program
  Series 2003G
   08-01-14               4.00              1,520,000             1,577,365

Nebraska (1.0%)

Nebraska Public Power District
  Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25              6,500,000             7,029,230

Nevada (3.1%)

Clark County School District
  Limited General Obligation
  Refunding Bonds Series 1998
  (FSA)
   06-15-12               5.50             10,000,000            11,501,100
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds Capital Appreciation
  Las Vegas Monorail
  Zero Coupon Series 2000
  (AMBAC)
   01-01-15               5.65              9,870,000(b)          6,265,180
Summerlin Local Improvement
  Revenue Bonds District #808
  Series 2001
   06-01-11               6.00              1,995,000             2,056,965
Washoe County Airport Authority
  Refunding Revenue Bonds
  Series 2003 (FSA)
   07-01-09               5.00              3,110,000             3,411,483
Total                                                            23,234,728

New Jersey (4.3%)

New Jersey Economic Development Authority
  Senior Lien Refunding Revenue Bonds
  Series 2001A (MBIA)
   07-01-07               5.00              7,955,000             8,591,719
New Jersey Sports & Exposition Authority
  Series 2000A
  Inverse Floater (MBIA)
   03-01-16              10.13              3,385,000(f)          4,261,918
New Jersey Sports & Exposition Authority
  Series 2000B
  Inverse Floater (MBIA)
   03-01-17              10.13              3,535,000(f)          4,446,959
New Jersey Sports & Exposition Authority
  Series 2000C
  Inverse Floater (MBIA)
   03-01-18              10.13              3,490,000(f)          4,394,119

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   AXP TAX-EXEMPT BOND FUND   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of issue(c,d)

New Jersey (cont.)

New Jersey Transportation Trust Fund Authority
  Pre-refunded Revenue Bonds
  Residual Certificates Inverse Floater
  Series 2000 (FSA)
   06-15-14              10.61%            $5,000,000(f)         $6,639,100
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation Systems
  Series 2001A
   06-15-07               5.50              3,435,000             3,742,226
Total                                                            32,076,041

New York (12.4%)

Battery Park City Authority
  Revenue Bonds
  Series 2003A
   11-01-22               5.25              5,000,000             5,393,250
City of New York
  Unlimited General Obligation Bonds
  Series 2002G (FGIC)
   08-01-10               5.50             10,000,000            11,320,599
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38              5,000,000             5,192,350
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50              2,500,000             2,734,425
Long Island Power Authority
  Revenue Bonds
  Series 2003B
   06-01-05               5.00              5,000,000             5,122,900
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   11-15-32               5.75              5,000,000             5,410,850
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00              5,000,000             5,065,850
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00              2,000,000             2,022,880
New York City Unlimited General Obligation
  Refunding Bonds Series 2002C
   08-01-10               5.25              7,645,000             8,451,471
New York State
  Revenue Bonds
  Series 2002A
   01-01-08               5.00              5,000,000             5,394,950
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd Generation Series 1993A
   07-01-18               5.75              5,500,000             6,373,785
New York State Dormitory Authority
  Revenue             Bonds
  Sloan-Kettering Memorial Center
  Series 2003 (MBIA)
   07-01-23               5.00              5,000,000             5,173,900
   07-01-24               5.00              2,500,000             2,577,750
New York State Dormitory Authority
  Revenue Bonds
  State Personal Income Tax
  Series 2003A
   03-15-27               5.00              4,725,000             4,784,535
New York State Thruway Authority
  Revenue Bonds
  Series 1997A (AMBAC)
   04-01-14               5.25              2,370,000             2,580,503
New York State Thruway Authority
  Revenue Bonds
  Series 1999B (FGIC)
   04-01-08               5.00              2,730,000             2,973,871
New York State Urban Development
  Revenue Bonds
  Series 2002A
   01-01-09               5.00              3,500,000             3,804,290
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              2,000,000             2,026,860
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  General Purpose
  Series 2001A (MBIA)
   01-01-32               5.00              5,000,000             5,063,850
Total                                                            91,468,869

North Carolina (3.6%)

Charlotte Governmental Facilities
  Certificates of Participation
  Series 2003G
   06-01-28               5.00              1,750,000             1,779,943
Charlotte Unlimited General Obligation Bonds
  Series 2003A
   07-01-08               4.25              2,000,000             2,140,540
City of Charlotte
  Unlimited General Obligation
  Refunding Bonds Series 1998
   02-01-16               5.25              5,000,000             5,454,100
Eastern Municipal Power Agency
  Catawba Electric #1
  Revenue Bonds Series 2003A
   01-01-11               5.50              5,125,000             5,631,504
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 2003F
   01-01-14               5.50              5,000,000             5,490,800
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-10               5.50              2,375,000             2,596,136
State of North Carolina
  Unlimited General Obligation Bonds
  Highway Series 1997A
   05-01-12               5.00              3,000,000             3,204,480
Total                                                            26,297,503

Ohio (1.6%)

Cleveland City School District
  Revenue Anticipation Notes
  Series 1997 (AMBAC)
   06-01-07               5.75              7,000,000             7,677,670
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-32               6.00              4,000,000             4,250,920
Total                                                            11,928,590

Oklahoma (0.4%)

Valley View Hospital Authority
  Refunding Revenue Bonds
  Series 1996
   08-15-14               6.00              2,695,000             2,764,235

Oregon (2.2%)

Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003 (FSA)
   09-01-06               5.00              7,190,000             7,638,727
   09-01-11               5.00              5,000,000             5,587,000
Oregon State Housing & Community
  Services Department
  Revenue Bonds
  Single Family Mortgage Program
  Series 2003A
   07-01-24               4.80              3,225,000             3,212,552
Total                                                            16,438,279

Pennsylvania (2.7%)

Allegheny County Industrial Development Authority
  Capital Appreciation Refunding
  Revenue Bonds
  Magee Women's
  Zero Coupon Series 1992 (FGIC)
   10-01-17               5.81              5,115,000(b)          2,877,546
Central Bucks School District
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   05-15-21               5.00              4,680,000             4,919,944
Delaware County Industrial Development Authority
  Pollution Control
  Refunding Revenue Bonds
  Series 1997A
   07-01-13               6.10              4,000,000             4,234,040
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation
  Series 2003 (AMBAC)
   11-01-08               3.13              2,500,000             2,560,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   --   AXP TAX-EXEMPT BOND FUND   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of issue(c,d)

Pennsylvania (cont.)

Pennsylvania Industrial Development Authority
  Revenue Bonds Series 2002
  (AMBAC)
   07-01-09               5.00%            $4,825,000            $5,327,137
Total                                                            19,918,867

Puerto Rico (1.3%)(g)

Puerto Rico Infrastructure Financing Authority
  Revenue Bonds
  Series 1997A (AMBAC)
   07-01-14               5.00              3,175,000             3,442,240
Puerto Rico Municipal Finance Agency
  Unlimited General Obligation Bonds
  Series 2000R Inverse Floater
  (FSA)
   08-01-13              10.14              5,000,000(f)          6,404,400
Total                                                             9,846,640

Rhode Island (0.2%)

Providence Special Tax Increment
  Obligation Bonds Series 1996D
   06-01-16               6.65              1,500,000             1,504,320

South Carolina (2.3%)

Lexington County Health Services District
  Hospital Revenue Bonds
  Series 2004
   05-01-24               5.50              2,100,000             2,151,009
South Carolina State Public Service Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   01-01-19               5.00              5,000,000             5,339,250
   01-01-20               5.00              4,000,000             4,243,960
South Carolina Transportation Infrastructure Bank
  Junior Lien Revenue Bonds
  Series 2001B (AMBAC)
   10-01-31               5.25              5,000,000             5,194,150
Total                                                            16,928,369

Tennessee (0.8%)

Memphis Public Improvement Unlimited
  General Obligation Bonds
  Series 2000
   04-01-15               5.25              5,365,000             5,789,318

Texas (7.3%)

Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19               5.00              1,525,000             1,619,123
City of Austin
  Refunding Revenue Bonds
  Capital Appreciation Zero Coupon
  Series 1992 (AMBAC)
   11-15-10               6.51              5,055,000(b)          4,082,671
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-13               5.25              3,000,000             3,373,500
City of San Antonio
  Revenue Bonds
  Series 1992 Escrowed to Maturity
  (FGIC)
   05-15-07               6.40              3,695,000             4,125,283
City of San Antonio
  Revenue Bonds
  Series 2003 (MBIA)
   02-01-20               5.00              1,980,000             2,081,554
Clint Independent School District
  Unlimited General Obligation Bonds
  Series 2003A
  (Permanent School Fund Guarantee)
   08-15-29               5.13              6,425,000             6,581,385
County of Harris
  Unlimited General Obligation
  Sub Lien Refunding Bonds
  Toll Road Series 2003
   08-01-33               5.00              5,000,000             5,019,150
Cypress-Fairbanks Independent School District
  Unlimited General Obligation Bonds
  Series 2002
  (Permanent School Fund Guarantee)
   02-15-21               5.13              3,500,000             3,711,050
Duncanville Texas Independent School District
  Capital Appreciation Unlimited General
  Obligation Bonds Series 2001
  (Permanent School Fund Guarantee)
   02-15-28               5.65              7,000,000             7,529,900
Midland Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-19               5.25              2,220,000             2,412,829
Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-11               4.00              8,285,000             8,672,820
San Marcos Consolidated Independent School District
  Unlimited General Obligation Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-01-21               5.25              2,150,000             2,328,708
Socorro Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 2001
  (Permanent School Fund Guarantee)
   08-15-19               5.38              2,200,000             2,391,686
Total                                                            53,929,659

Virginia (0.5%)

Virginia Public School Authority
  Revenue Bonds
  School Financing
  Series 2001A
   08-01-16               5.00              3,300,000             3,564,099

Washington (6.4%)

City of Seattle
  Revenue Bonds
  Series 2001(FSA)
   03-01-26               5.13              3,415,000             3,483,471
Energy Northwest Electric
  Refunding Revenue Bonds
  Project #3 Series 2003A
  (MBIA)
   07-01-12               5.50             10,000,000            11,434,399
Grant County Public Utility District #2
  Refunding Revenue Bonds
  Series 2001H (FSA)
   01-01-09               5.00              9,635,000            10,517,951
King County Unlimited Tax
  General Obligation Bonds
  Auburn School District #408
  Series 1992A
   12-01-06               6.38              8,000,000             8,311,680
State of Washington
  Unlimited General Obligation Bonds
  Various Purpose
  Series 1999B
   01-01-13               5.00              2,675,000             2,840,208
Vancouver
  Limited General Obligation Bonds
  Series 2003 (AMBAC)
   12-01-29               5.00              3,650,000             3,699,166
Washington Public Power Supply System
  Refunding Revenue Bonds
  Capital Appreciation Zero Coupon
  Series 1989B (MBIA)
   07-01-13               6.61             10,360,000(b)          7,196,160
Total                                                            47,483,035

Wisconsin (0.4%)

Wisconsin State Health & Educational
  Facilities Authority
  Revenue Bonds
  Divine Savior Hospital
  Series 1999 (ACA)
   06-01-28               5.70              3,140,000             3,183,929

Total municipal bonds

(Cost: $674,785,079)                                           $707,656,054

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   --   AXP TAX-EXEMPT BOND FUND   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Municipal notes (3.3%)
Issuer(c,d,e)           Effective             Amount               Value(a)
                          yield             payable at
                                             maturity

Alabama (0.5%)

Columbia Industrial Development Board
  Refunding Revenue Bonds
  (Alabama Power Company)
  V.R. Series 1995C
   10-01-22               1.40%            $2,300,000            $2,300,000
Columbia Industrial Development Board
  Refunding Revenue Bonds
  (Alabama Power Company)
  V.R. Series 1995E
   10-01-22               1.36              1,675,000             1,675,000
Total                                                             3,975,000

California (0.3%)

California Pollution Control Financing Authority
  Refunding Revenue Bonds
  (Pacific Gas & Electric)
  V.R. Series 1996E (Bank One)
   11-01-26               1.35              2,500,000             2,500,000

Florida (0.8%)

Collier County Health Facilities Authority
  Revenue Bonds
  (Cleveland Clinic Health)
  V.R. Series 2003C
  (J.P. Morgan Chase Bank)
   11-01-35               1.35              6,000,000             6,000,000

Iowa (0.1%)

Iowa Finance Authority
  Revenue Bonds
  (Morningside College)
  V.R. Series 2001 (Firstar Bank)
   07-01-26               1.40                640,000               640,000

Michigan (0.1%)

Detroit
  Senior Lien Revenue Bonds
  V.R. Series 2003B
  (Dexia Credit Local) (FSA)
   07-01-33               1.35                400,000               400,000

Nebraska (0.2%)

Lancaster County Hospital Authority
  Revenue Bonds
  (Immanuel Retirement Communities)
  V.R. Series 2000A (LaSalle Bank)
   07-01-30               1.35              1,300,000             1,300,000

Pennsylvania (0.1%)

Schuylkill County Industrial Development Authority
  Refunding Revenue Bonds
  (Northeastern Power)
  V.R. Series 1997A (Dexia Credit Local)
   12-01-22               1.36              1,100,000             1,100,000

Tennessee (--%)

Clarksville Public Building Authority
  Revenue Bonds
  (Tennessee Municipal Bond Fund)
  V.R. Series 2001 (Bank of America)
   07-01-31               1.37                 75,000                75,000

Texas (1.2%)

Harris County Health Facilities Development Authority
  Revenue Bonds
  (Methodist Hospital)
  V.R. Series 2002
   12-01-32               1.35              2,200,000             2,200,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  (Texas Children's Hospital)
  V.R. Series 1999B-1
  (Morgan Guaranty Trust) (MBIA)
   10-01-29               1.36              5,900,000             5,900,000
Total                                                             8,100,000

Total municipal notes
(Cost: $24,090,000)                                             $24,090,000

Total investments in securities
(Cost: $698,875,079)(h)                                        $731,746,054

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6   --   AXP TAX-EXEMPT BOND FUND   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2004.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

       ACA        --       ACA Financial Guaranty Corporation
       AMBAC      --       American Municipal Bond Association Corporation
       BIG        --       Bond Investors Guarantee
       CGIC       --       Capital Guaranty Insurance Company
       FGIC       --       Financial Guaranty Insurance Company
       FHA        --       Federal Housing Authority
       FNMA       --       Federal National Mortgage Association
       FHLMC      --       Federal Home Loan Mortgage Corporation
       FSA        --       Financial Security Assurance
       GNMA       --       Government National Mortgage Association
       MBIA       --       MBIA Insurance Corporation
       XLCA       --       XL Capital Assurance

(d)    The following abbreviations may be used in the portfolio descriptions:

       B.A.N.     --       Bond Anticipation Note
       C.P.       --       Commercial Paper
       R.A.N.     --       Revenue Anticipation Note
       T.A.N.     --       Tax Anticipation Note
       T.R.A.N.   --       Tax & Revenue Anticipation Note
       V.R.       --       Variable Rate
       V.R.D.B.   --       Variable Rate Demand Bond
       V.R.D.N.   --       Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions;rate shown is the effective rate on Aug. 31, 2004.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2004. As of Aug. 31, 2004, the value of inverse floaters represented 3.5% of net assets.

(g) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.3% of net assets as of Aug. 31, 2004.

(h) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $698,875,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $34,685,000
       Unrealized depreciation                                     (1,814,000)
                                                                   ----------
       Net unrealized appreciation                                $32,871,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.


                                                             S-6310-80 A (10/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP TAX-EXEMPT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 29, 2004